Impairment of long-lived assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Long-term zinc price (USD/t)		$ 2,787	$ 2,724	$ 2,449
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	[1]	5 years	4 years	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Brownfield projects - LOM (years)	[1]	14 years	13 years	14 years
P E [Member]
IfrsStatementLineItems [Line Items]
Discount rate		6.93%	6.22%	7.22%

[1]	As part of the Cerro Lindo CGU recoverable amount, the Company has included the value of its greenfield projects based on market multiples as disclosed above in the FVLCD section. No impairment indicator was identified for these greenfield projects, other than for Shalipayco and Pukaqaqa.